Income taxes - Amounts recognized in consolidated profit or loss (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current tax
Provision for the year	¥ 557,630	¥ 252,989	¥ 200,170
Deferred tax
Origination and reversal of temporary differences	(5,845)	14,081	13,085
Actual tax expenses	¥ 551,785	¥ 267,070	¥ 213,255